Fair Value Measurement (Details) - USD ($)	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Unsecured term loans	$ 10,765	$ 7,036	$ 11,041
Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Convertible preference shares			$ 56,854